Financial Instruments and Risk Management - Schedule of Credit Risk (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Credit Risk [Abstract]
Trade receivables	$ 49,846	$ 32,482
Joint interest receivables	7,841	19,719
Accrued joint interest receivables	25,672	13,985
Accounts receivable	$ 83,359	$ 66,186